CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 38,425,541	$ 5,888,972	¥ 862,839
Restricted cash	78,010	11,956	82,507
Short-term investment	3,950,747	605,478	111,000
Trade receivable	1,123,920	172,248	1,352,093
Amounts due from related parties	169,288	25,945	50,783
Inventory	1,081,553	165,755	889,528
Prepayments and other current assets	1,422,403	217,993	1,579,258
Expected credit loss provision - current	(44,645)	(6,842)
Total current assets	46,206,817	7,081,505	4,928,008
Non-current assets:
Long-term restricted cash	41,547	6,367	44,523
Property, plant and equipment, net	4,996,228	765,705	5,533,064
Intangible assets, net	613	94	1,522
Land use rights, net	203,968	31,259	208,815
Long-term investments	300,121	45,996	115,325
Amounts due from related parties	617	95
Right-of-use assets - operating lease	1,350,294	206,942	1,997,672
Other non-current assets	1,561,755	239,350	1,753,100
Expected credit loss provision - non-current	(20,031)	(3,070)
Total non-current assets	8,435,112	1,292,738	9,654,021
Total assets	54,641,929	8,374,243	14,582,029
Current liabilities:
Short-term borrowings	1,550,000	237,548	885,620
Trade and notes payable	6,368,253	975,977	3,111,699
Amounts due to related parties	344,603	52,813	309,729
Taxes payable	181,658	27,840	43,986
Current portion of operating lease liabilities	547,142	83,852	608,747
Current portion of long-term borrowings	380,560	58,323	322,436
Accruals and other liabilities	4,604,024	705,600	4,216,641
Total current liabilities	13,976,240	2,141,953	9,498,858
Non-current liabilities:
Long-term borrowings	5,938,279	910,081	7,154,798
Non-current operating lease liabilities	1,015,261	155,596	1,598,372
Other non-current liabilities	1,849,906	283,510	1,151,813
Total non-current liabilities	8,803,446	1,349,187	9,904,983
Total liabilities	22,779,686	3,491,140	19,403,841
Commitments and contingencies (Note 28)
MEZZANINE EQUITY
Redeemable non-controlling interests	4,691,287	718,971	1,455,787
Total mezzanine equity	4,691,287	718,971	1,455,787
SHAREHOLDERS' (DEFICIT)/EQUITY
Additional paid in capital	78,880,014	12,088,891	40,227,856
Accumulated other comprehensive loss	(65,452)	(10,031)	(203,048)
Accumulated deficit	(51,600,000)	(7,915,465)	(46,326,321)
Total NIO Inc. shareholders' (deficit)/equity	27,168,831	4,163,806	(6,299,686)
Non-controlling interests	2,125	326	22,087
Total shareholders' (deficit)/equity	27,170,956	4,164,132	(6,277,599)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	54,641,929	8,374,243	14,582,029
Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	2,205	338	1,347
Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	220	34	226
Class C Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	¥ 254	$ 39	¥ 254